DEBT AGREEMENTS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total working capital funding loans		$ 15,482	$ 15,982	$ 165,896
NewCo Capital Group [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total working capital funding loans	[1]			40,630
Parkside Funding Group LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total working capital funding loans	[2]			49,284
Funding futures revenue [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total working capital funding loans	[3]		15,982	25,982
Clear Think Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total working capital funding loans	[4]			$ 50,000

[1]	On March 2, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $120,000 (net of underwriting and original fees of $7,200) for which $169,200 will be repaid in 36 weekly installments of $4,700, with a minimum payment of 10% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 29.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay additional fees of 30% of the unpaid balance to cover legal fees required by the third party to pursue collection in the event of default. During the year ended December 31, 2025, the Company’s CEO advanced the Company $5,630 to repay the loan in full.
[2]	On August 3, 2023, the Company entered into a future revenue purchase agreement and received proceeds of $57,000 (net of $3,000 in underwriting fees) for which $84,000 will be repaid in weekly installments of $3,231 with a minimum payment of 22% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO and COO. The percentage purchased factor representing interest expense under this arrangement was approximately 32.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 and additional fees of 33% of the unpaid balance to cover legal fees required to pursue collection in the event of default. As of December 31, 2023, the required payments were not made, and the Company was in default. On August 23, 2023, the Company entered into a Settlement Agreement and General Release with the lender to settle unpaid advances. During the year ended December 31, 2025, the Company’s CEO advanced the Company $39,284 to repay the loan in full.
[3]	On February 27, 2024, the Company entered into a future revenue purchase agreement and received proceeds of $18,000 (net of $2,000 in underwriting fees) for which $29,980 will be repaid in daily installments of $428, with a minimum payment of 9% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO. The percentage purchased factor representing interest expense under this arrangement was approximately 66.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 or up to 25% of the unpaid balance to cover legal fees required to pursue collection in the event of default. During the year ended December 31, 2025, the Company partially repaid this funder loan.
[4]	As more fully described in Note 10, Strata Purchase Agreement, the Company borrowed $87,500 in 2025 and $50,000 in 2024 (to cover operating expenses associated with the audit of the financial statements). On October 1, 2025, the Company entered into a convertible note agreement with ClearThink Capital Partners LLC to formalize the terms and conditions for the amounts borrowed.